Consolidated Statements of Operations (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Operating expenses
Consulting fees	$ 579,817	$ 647,925
Compensation and benefits	2,260,598	4,485,064
Research and development	34,317	3,494
Insurance	154,722	101,276
Meals and entertainment	32,562	17,670
Professional fees	724,385	620,162
Rent	134,952	73,256
Travel	106,421	90,048
Amortization and depreciation	11,303	295
Investor relations	661,914	39,031
General and administrative	475,042	28,660
Total operating expenses	5,176,033	6,106,881
Loss from operations	(5,176,033)	(6,106,881)
Other income (expense)
Interest income	12,180	106,044
Interest expense	(4,230,112)	(568,859)
Derivative expense	(336,489)	(157,761)
Total other income (expense)	(4,554,421)	(620,576)
Net loss	$ (9,730,454)	$ (6,727,457)
Net loss per common share - basic	$ (1.04)	$ (1.08)
Net loss per common share - diluted	$ (1.04)	$ (1.08)
Weighted average number of common shares outstanding - basic	9,384,662	6,204,568
Weighted average number of common shares outstanding - diluted	9,384,662	6,204,568